Lease (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Lease (Details) [Line Items]
Lease termination losses	¥ 5,054	¥ 13,089
Minimum [Member]
Lease (Details) [Line Items]
Real estate leases	2 years
Maximum [Member]
Lease (Details) [Line Items]
Real estate leases	20 years